Assets Acquired (Tables)	12 Months Ended
Dec. 31, 2025
Assets Acquired [Abstract]
Schedule of Purchase Price Allocation	Based on the conclusions herein that the transaction does not meet the definition of a business under ASC 805 and is accounted for as an asset acquisition.
Preliminary Purchase Price Allocation
Fair value of 800,000 common stock	$8,000,000
Promissory note – cash consideration	12,000,000
Transaction cost incurred (legal and advisory)	1,999,852
Total Purchase Price	$21,999,852

Fair value of construction in process acquired	$15,400,913
Fair value of land acquired	6,635,932
Net liabilities assumed	(36,993)
Fair value of assets acquired	$21,999,852